Intangible Assets Intangible Assets - Summary of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ (83)	$ (98)	$ (102)
Pepco Holdings LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ (92)	$ (115)	$ (119)